Shareholder Fees - VIPGrowthPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)